Subsequent Events	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Statement [Line Items]
Subsequent Events

Note 19 — Subsequent events

Management has performed an evaluation of subsequent events after the Balance Sheet date of March 31, 2023 through the date the Condensed Consolidated Financial Statements were available to be issued. On April 28, 2023, a warrant holder of the stock warrants described in Note 13 — Share-based compensation exercised their warrants. The Company issued 748,020 UHG Class A Common Shares through a cashless exercise of the warrants in accordance with the conversion terms of the underlying agreement.

Note 14 — Subsequent events

Management has performed an evaluation of subsequent events after the Balance Sheet date of December 31, 2022 through March 17, 2023, which is the date the financial statements were available to be issued. During this period, the Company has not identified any subsequent events that require recognition or disclosure, except for the ones noted below.

On February 27, 2023, the Company paid off Wells Fargo debt associated with Other Affiliates in the amount of $8,340,545 and on February 28, 2023, the Company was released as a co-obliger from the Anderson Brothers debt associated with Other Affiliates in anticipation of the Proposed Business Combination discussed in Note 1. As a result there is no remaining debt balance associated with Other Affiliates as of the date when financial statements were available to be issued.

DiamondHead Holdings Corp.
Statement [Line Items]
Subsequent Events

Note 12 — Subsequent Events

Management has evaluated subsequent events to determine if events or transactions occurring through the date the consolidated financial statements were issued. The Company did not identify any subsequent event, other than as described herein or below, that would have required adjustment or disclosure in the consolidated financial statements.

On January 11, 2023, the Company received a letter (the “Notice”) from The Nasdaq Stock Market LLC (“Nasdaq”) notifying the Company that the Company is not in compliance with Nasdaq Listing Rule Section 5620(a) (the “Annual Meeting Rule”) which requires the Company to hold an annual meeting of stockholders within 12 months of the Company’s fiscal year end. The Notice is only a notification of deficiency, not of imminent delisting, and has no current effect on the listing or trading of the Company’s securities on Nasdaq. The Notice advises that the Company will have 45 calendar days to submit to Nasdaq a plan to regain compliance with the Annual Meeting Rule. On March 16, 2023, Nasdaq advised the Company of its determination to grant the Company an extension until June 29, 2023 to regain compliance with the Annual Meeting Rule by holding a special meeting of stockholders to approve the GSH Business Combination where the Company’s stockholders will also have the opportunity to discuss Company affairs and elect directors. The special meeting was held on March 23, 2023 and served as the Company’s annual meeting of stockholders for purposes of the Annual Meeting Rule. As such, the Company has regained compliance with the Annual Meeting Rule.

As previously announced on March 22, 2023, the Company entered into a Convertible Note Purchase Agreement (the “Note Purchase Agreement”) among itself, GSH and a certain group of investors party thereto (the “PIPE Investors”). Pursuant to the Note Purchase Agreement, the Investors have agreed to purchase $80,000,000 in original principal amount of convertible promissory notes (the “Notes”) and 744,588 shares of Class A common stock in a private placement PIPE investment (the “PIPE Investment”) in connection with the GSH Business Combination. The aggregate gross amount of the PIPE Investment is approximately $75,000,000. The proceeds of the PIPE Investment are expected to be used by the Company to offset redemptions of the Company’s Class A common stock (see “Extension and Redemptions” below for details on redemptions of the Company’s Class A common stock), and may be used by DHHC to satisfy the Minimum Cash Condition. The closing of the Note Purchase Agreement is contingent upon the substantially concurrent consummation of the GSH Business Combination and subject to other customary closing conditions and terms set forth therein.

On March 23, 2023, in connection with the Company’s efforts to raise funds to meet the Minimum Cash Condition, the Company entered into certain private placement transactions (collectively, the “Share Lock-Up Agreements”) with certain investors who purchased shares of the Company’s Class A common stock on the open market prior to March 16, 2023 (each a “Lock-Up Investor”), pursuant to which, and subject to and conditioned upon the satisfaction of the closing conditions set forth in the Share Lock-Up Agreements, the Company agreed to issue to each Lock-Up Investor 0.25 UHG Class A Common Shares for a purchase price of $0.01, for each share of the Company’s Class A common stock held by such Lock-Up Investor at the Closing.

Also, on March 23, 2023, the Company and certain investors (“PIPE Investors”) entered into subscription agreements (collectively, the “PIPE Subscription Agreements”) providing for the purchase by the PIPE Investors at the effective time of the GSH Business Combination of (i) an aggregate of 471,500 shares of the Company’s Class A common stock at a price per share of $10.00, and (ii) for each share of the Company’s Class A common stock purchased by each PIPE Investor, the Company agreed to issue to the applicable PIPE Investor 0.25 UHG Class A Shares for a purchase price of $0.01 per share for gross proceeds to the Company of approximately $4.7 million.

On March 23, 2023, the Company held a special meeting of its stockholders in lieu of the 2022 annual meeting of stockholders (the “Special Meeting”) in connection with the GSH Business Combination. At the Special Meeting, the GSH Business Combination Agreement was approved, and the stockholders holding 109,426 shares of Class A common stock (after giving effect to withdrawals of redemptions) exercised their right to redeem such shares for a pro rata portion of the funds in the Trust Account. As a result, approximately $1.1 million (approximately $10.13 per share) will be removed from the Trust Account to pay such redeeming holders and approximately $43.9 million will remain in the Company’s Trust Account.

On January 10 and February 9, 2023, the Company drew additional amounts of $100,000 from the unsecured promissory notes, respectively, which were issued to two affiliates of the Sponsor on October 18, 2022 (See Note 5). The total outstanding balance of the promissory notes was fully repaid on March 24, 2023.